Analysis of Group statement of financial position by segment - Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Analysis of Accruals and deferred income
Accruals and deferred income		$ 582
Other creditors		6,724
Creditors arising from direct insurance and reinsurance operations		2,831
Interest payable		68
Funds withheld under reinsurance of the REALIC business		3,760
Other liabilities		523
Total accruals, deferred income and other liabilities		14,488	[1]	$ 13,338
Financial investments		404,096
UK & Europe Discontinued Operations (M&G Prudential)
Analysis of Accruals and deferred income
Total accruals, deferred income and other liabilities				6,083
Continuing and discontinued operations
Analysis of Accruals and deferred income
Accruals and deferred income				2,165
Other creditors				9,010
Creditors arising from direct insurance and reinsurance operations				3,010
Interest payable				149
Funds withheld under reinsurance of the REALIC business				3,745
Other liabilities				1,342
Total accruals, deferred income and other liabilities	[1],[2]			19,421	$ 19,190
Financial investments				547,522
Expected to be settled within one year
Analysis of Accruals and deferred income
Financial investments		$ 260,896		$ 304,843

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations